Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of disaggregation of revenue from contracts with customers

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Chemical trading – direct sales model	9,045,458	13,167,719	7,587,004	1,162,759
Chemical trading – market place model	4,387	26,513	107	16
Online membership service	3,421	10,650	8,740	1,339
Financial service	—	917	465	71
Others	—	1,516	96	16
	9,053,266	13,207,315	7,596,412	1,164,201

Schedule of changes in unbilled receivables and contract liabilities

	As of December 31,
	2019	2020
	RMB	RMB	US$
Unbilled receivables	62,529	51,825	7,943
Deferred revenue	107,181	81,636	12,511